Note 15 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 15 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2021 and 2020 and for each of the years in the three-year period ended December 31, 2021, is as follows:

Condensed Balance Sheets
	(in thousands)
Assets:	2021	2020
Cash	$1,860	$1,845
Investment in bank subsidiary	135,450	129,070
Other assets	1,930	1,576
Total assets	$139,240	$132,491

Liabilities:
Junior subordinated deferrable interest debentures	$12,976	$12,942
Other borrowings	7,000	7,750
Other liabilities	169	200
Total Liabilities	20,145	20,892
Shareholders' equity	119,095	111,599
Total liabilities and shareholders’ equity	$139,240	$132,491

	(in thousands)
Condensed Statements of Income	2021	2020	2019
Income – dividends from bank subsidiary	$5,000	$4,500	$-
Litigation Settlement	-	-	1,980
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income	(979)	(1,150)	(1,313)
Income before equity in undistributed net income of bank subsidiary	4,021	3,350	667
Equity in undistributed net income of bank subsidiary	9,560	10,405	9,994
Net income	$13,581	$13,755	$10,661

	(in thousands)
Condensed Statements of Cash Flows	2021	2020	2019
Cash flows from operating activities:
Net income	$13,581	$13,755	$10,661
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(9,560)	(10,405)	(9,994)
Stock option expense	183	164	266
Depreciation and amortization	35	34	34
(Increase) decrease in other assets	(537)	843	(1,221)
Increase (decrease) in other liabilities	(31)	(841)	421
Net cash provided by operating activities	3,671	3,550	167

Cash flows from financing activities:
Proceeds from other borrowings	7,000	-	-
Principal payments on other borrowings	(7,750)	(1,000)	(1,000)
Purchase of treasury stock	(368)	-	(95)
Proceeds from sale of treasury stock	243	95	71
Cash paid for cancellation of stock options	-	(11)	-
Cash paid for net shares repurchased, stock option exercise	(387)	-	-
Cash dividends paid	(2,394)	(1,668)	(1,702)
Net cash used in financing activities	(3,656)	(2,584)	(2,726)
Net increase (decrease) in cash	15	966	(2,559)
Cash at beginning of the year	1,845	879	3,438
Cash at end of the year	$1,860	$1,845	$879

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market. The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares. The Corporation purchased 11,651 shares in 2021 and 4,220 shares in 2019 (none in 2020) under the program.